Share-based compensation (Tables)	12 Months Ended
Dec. 31, 2018
Schedule of Share Options Activity
The activities of share options for the year ended December 31, 2018 is summarized as below:

	Number of shares	Weighted average exercise prices US$/Share	Aggregate intrinsic value US$ in thousands	Weighted average remaining contractual life
Outstanding as of January 1, 2018	413,706.0	6.54	10,450	3.82 years
Granted during the year	-	-
Exercised during the year	(71,876.0)	4.07
Forfeited during the year	-	-
Outstanding as of December 31, 2018	341,830.0	7.05	6,057	2.70 years
Exercisable as of December 31, 2018	341,830.0	7.05	6,057	2.70 years

Schedule of restricted shares or restricted share units activity
The activities of RSUs for the year ended December 31, 2018 is summarized as below:

	Number of RSUs	Weighted-average fair value per RSU granted (US$)
Outstanding as of January 1, 2018	2,811,752.0	23.42
Granted during the year	2,750,000.0	26.20
Vested and sold during the year	(611,520.0)	23.66
Forfeited during the year	(412,900.0)	22.70
Outstanding as of December 31, 2018	4,537,332.0	25.14
Vested as of December 31, 2018	903,466.0	22.65

Yixin [Member]
Schedule of Share Options Activity
The activities of Yixin’s share options for the year ended December 31, 2018 is summarized as below:

	Number of shares	Weighted average exercise prices US$/Share	Aggregate intrinsic value US$ in thousands	Weighted average remaining contractual life
Outstanding as of January 1, 2018	392,429,709	0.0014	314,387	9.55
Granted during the year	-	0.0014
Exercised during the year	(49,907,422)	0.0014
Forfeited during the year	(9,293,573)	0.0014
Outstanding as of December 31, 2018	333,228,714	0.0014	73,982	8.56
Exercisable as of December 31, 2018	210,367,397	0.0014	46,705	8.53

Schedule of restricted shares or restricted share units activity
The activities of RSUs for the year ended December 31, 2018 is summarized as below:

	Number of RSUs	Weighted-average fair value per RSU granted (US$)
Outstanding as of January 1, 2018	-	-
Granted during the year	106,897,010	0.31
Vested and sold during the year	(2,621,252)	0.35
Forfeited during the year	(4,538,632)	0.40
Outstanding as of December 31, 2018	99,737,126	0.30
Vested as of December 31, 2018	2,621,252	0.35

Schedule of Share Options Valuation Assumptions
The estimate of the fair values of the options were measured based on the binomial option pricing model, taking into account the terms and conditions upon which the options were granted. The following table lists the inputs to the model used on the date of grant and weighted-average fair value per option granted:

	July 3, 2017		October 1, 2017

Fair value per share	US$	0.53	US$	0.70
Exercise price	US$	0.0014	US$	0.0014
Risk-free interest rate		2.50%		2.46%
Dividend yield		0.00%		0.00%
Weighted-average fair value per option granted	US$	0.53	US$	0.70
Expected volatility		51%		56%
Expected terms		10 years		10 years